STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net Loss	$ (6,663,428)	$ (5,681,833)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	61,093	22,101
Amortization	24,164	10,466
Non-cash interest expense	3,036	105,171
Stock-based compensation expense	936,769	1,473,864
Expenses paid by Tekcapital and Affiliates	299,061	960,362
(Recovery of) provision for doubtful accounts	(14,725)	116,230
Realized gain on debt securities (U.S. Treasury bills)	(50,796)
Loss on sale of assets	2,316
Changes in operating assets and liabilities:
Accounts receivable	(3,678)	(183,094)
Accounts payable and accrued expenses	303,290	67,951
Prepaid expenses	(102,975)	(142,292)
Inventory	(564,308)	47,765
Other current assets		1,460
Contract assets and liabilities	3,878	(22,569)
Net cash flows from operating activities	(5,766,303)	(3,224,418)
Investing Activities
Purchases of debt securities (U.S. Treasury bills)	(1,949,204)
Proceeds from redemption of debt securities (U.S. Treasury bills)	2,000,000
Patent costs	(173,036)	(60,717)
Purchases of property and equipment	(78,463)	(121,561)
Proceeds from sale of property and equipment	1,950
Capitalized software expenditures		(37,673)
Net cash flows from investing activities	(198,753)	(219,951)
Financing Activities
Proceeds from initial public offering (see Note 8)		6,127,067
Proceeds from second public offering (see Note 8)	4,115,688
Proceeds from exercises of warrants (see Note 8)	3,127,718
Proceeds from exercise of stock options	17,650
Collection of stock subscription receivable		6,684
Proceeds from related party convertible debt (see Note 6)		1,475,000
Repayment of related party convertible debt (see Note 6)	(109,499)	(653,000)
Repayment of amounts due to Tekcapital and Affiliates	(490,163)
Net cash flows from financing activities	6,661,394	6,955,751
Net Change In Cash	696,338	3,511,382
Cash at Beginning of Year	3,591,109	79,727
Cash at End of Year	4,287,447	3,591,109
Significant Non-Cash Transactions
Expenses paid for by Tekcapital and Affiliates, reported as increase in Due to/from Tekcapital and Affiliates and related party convertible debt	299,061	960,362
Write-off of uncollectible stock subscription receivable		(4,542)
Issuance of shares from conversion of related party convertible debt		$ 2,002,280